Fair Value (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life		7 years	7 years
Risk-free rate		1.65%	0.06%
Dividend yield
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 15.00	$ 15.00
Share price	$ 0.58	$ 3.25
Volatility	95.00%	85.00%
Expected life	4 years 9 months 3 days	4 years 10 months 2 days
Risk-free rate	3.62%	4.01%
Dividend yield
Series B Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.56
Share price	$ 0.58
Volatility	95.00%
Expected life	4 years 10 months 20 days
Risk-free rate	3.61%
Dividend yield